Consolidated condensed statements of financial position - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Contracted concessional, PP&E and other intangible assets	$ 7,065,132,000	$ 7,204,267,000
Investments carried under the equity method	221,558,000	230,307,000
Derivative assets	68,896,000	56,708,000
Other financial assets	82,676,000	79,874,000
Deferred tax assets	177,911,000	160,995,000
Total non-current assets	7,616,173,000	7,732,151,000
Current assets
Inventories	35,036,000	29,870,000
Trade and other receivables	335,290,000	286,483,000
Derivative assets	3,684,000	4,989,000
Other financial assets	190,543,000	183,897,000
Cash and cash equivalents	355,529,000	448,301,000
Total current assets excluding asset held for sale	920,082,000	953,540,000
Assets held for sale	0	28,642,000
Total current assets	920,082,000	982,182,000
Total assets	8,536,255,000	8,714,333,000
Equity attributable to the Company
Share capital	11,615,905	11,615,905
Share premium	536,594,000	736,594,000
Capital reserves	954,838,000	858,220,000
Other reserves	327,598,000	308,002,000
Accumulated currency translation differences	(151,391,000)	(139,434,000)
Accumulated deficit	(333,575,000)	(351,521,000)
Non-controlling interest	151,892,000	165,332,000
Total equity	1,497,572,000	1,588,809,000
Non-current liabilities
Long-term corporate debt	1,125,496,000	1,050,816,000
Long-term project debt	3,763,395,000	3,931,873,000
Grants and other liabilities	1,161,840,000	1,233,808,000
Derivative liabilities	16,351,000	29,957,000
Deferred tax liabilities	288,371,000	271,288,000
Total non-current liabilities	6,355,453,000	6,517,742,000
Current liabilities
Short-term corporate debt	66,611,000	34,022,000
Short-term project debt	400,529,000	387,387,000
Trade payables and other current liabilities	169,231,000	141,713,000
Income and other tax payables	46,859,000	44,660,000
Total current liabilities	683,230,000	607,782,000
Total equity and liabilities	$ 8,536,255,000	$ 8,714,333,000